CONVERTIBLE NOTES PAYABLE AT FAIR VALUE (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 04, 2020	Mar. 25, 2020	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Jul. 03, 2020	Jan. 03, 2020	May 20, 2019
Debt Instrument [Line Items]
Debt instrument amount			$ 2,900,000		$ 2,900,000		$ 2,900,000	$ 1,445,000
Debt conversion converted, shares issued							143,588
Debt conversion converted amount							$ 1,000,000
Interest expense			125,348	$ 169,837	274,737	$ 335,031	785,209	2,133,660
Third Party Investor [Member] | Warrant I
Debt Instrument [Line Items]
Fair value of debt							$ 135,000	50,000
Minimum [Member]
Debt Instrument [Line Items]
Shares issue price per share							$ 3.47
Maximum [Member]
Debt Instrument [Line Items]
Shares issue price per share							$ 5.15
Going Concern Narrative Details
Debt Instrument [Line Items]
Debt instrument amount							$ 540,000	760,000
Fair value of debt							$ 561,522	$ 852,895
Shares issue price per share							$ 3.91
Shares issued							137,966	172,181
Going Concern Narrative Details | Minimum [Member]
Debt Instrument [Line Items]
Shares issue price per share								$ 4.35
Going Concern Narrative Details | Maximum [Member]
Debt Instrument [Line Items]
Shares issue price per share								$ 4.45
Convertible Debt Lincoin Park Note [Member]
Debt Instrument [Line Items]
Debt instrument amount								$ 540,000
Fair value of debt								436,155
Contingent Consideration [Member]
Debt Instrument [Line Items]
Fair value of debt								314,441
Increase (decrease) in fair value of debt							$ 2,397,877
Warrants [Member]
Debt Instrument [Line Items]
Fair value of debt								400,000
Going concern
Debt Instrument [Line Items]
Shares issued		10,000
Preferred Stock deemed dividend related to exchange of Series A for Series B Preferred Stock
Debt Instrument [Line Items]
Warrants to purchase common stock	41,518								41,518	41,518
Outstanding balance
Debt Instrument [Line Items]
Debt instrument amount										$ 1,200,000
Exercise price										$ 3.91
Debt instrument conversion price										$ 5.25
Change in fair value of Warrants "J" and "K" (note 11)
Debt Instrument [Line Items]
Debt instrument amount							500,000			$ 1,300,000
Increase (decrease) in fair value of debt							103,845	403,491
Change in fair value of Warrants "J" and "K" (note 11) | Third Party Investor [Member]
Debt Instrument [Line Items]
Warrants to purchase common stock	20,000
Exercise price	$ 3.91
Fair value of debt	$ 460,000						998,135	511,136
Increase (decrease) in fair value of debt							486,999	51,136
Debt conversion converted amount	$ 500,000
Debt instrument interest rate	8.00%
Change in fair value of Warrants "J" and "K" (note 11) | Third Party Investor [Member] | Warrant I
Debt Instrument [Line Items]
Fair value of debt	$ 40,000
Increase (decrease) in fair value of debt							85,000	10,000
Change in fair value of Warrants "J" and "K" (note 11) | Third Party Investor One [Member]
Debt Instrument [Line Items]
Debt instrument amount		$ 560,000						560,000
Exercise price		$ 3.90
Fair value of debt		$ 500,000						580,000
Increase (decrease) in fair value of debt							20,000	80,000
Debt conversion converted amount		500,000
Debt instrument transaction costs		$ 10,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Debt instrument amount			$ 500,000		$ 500,000
Convertible Debt [Member] | Document And Entity Information
Debt Instrument [Line Items]
Debt instrument amount											$ 1,100,000
Debt instrument conversion price											$ 3.91
Production Service Agreement	15.00%
Gross versus Net Revenue	18.00%
Interest expense							$ 59,742
Convertible Debt [Member] | Contingent Consideration [Member]
Debt Instrument [Line Items]
Debt conversion converted, shares issued							146,027
Convertible Debt [Member] | Convertible Debt Lincoin Park Warrant 2020 [Member]
Debt Instrument [Line Items]
Fair value of debt								$ 85,559
Convertible Debt [Member] | Outstanding balance | Document And Entity Information
Debt Instrument [Line Items]
Warrants to purchase common stock											75,403
Convertible Debt One [Member] | Going Concern Narrative Details
Debt Instrument [Line Items]
Fair value of debt	$ 885,559